Related Party Transactions (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Allowance for doubtful accounts, beginning balance	$ 36,898	$ 39,473
Increase
Decrease
Allowance for doubtful accounts, ending balance	276,228	36,898
Related Parties [Member]
Related Party Transaction [Line Items]
Allowance for doubtful accounts, beginning balance		2,311
Increase
Decrease
Effects of foreign exchange rate		(151)
Allowance for doubtful accounts, ending balance